Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long Term Liabilities
Long-term debt consists of the following:

	2015	2014
Generation Group
$350,000 revolving credit facility, interest rate is equal to bankers’ acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.45%, maturing July 31, 2019.	$27,300	$23,400
Algonquin Power Co.: Senior Unsecured Notes: $200,000 bearing an interest rate of 4.65%, maturing February 15, 2022; $150,000 bearing an interest rate of 4.82%, maturing February 15, 2021; $135,000 bearing an interest rate of 5.50%, maturing July 25, 2018. The notes have interest only payments, payable semi-annually in arrears.	481,991	481,438
Shady Oaks Wind Facility: Senior Debt: U.S.$76,000 Chinese Development Bank Corporation loan facility, bearing an interest rate of 6 month LIBOR plus 280 basis points. This facility was repaid in May 2015.	—	88,168
Long Sault Hydro Facility: Senior Debt: $34,760 bonds bearing an interest rate of 10.21%, maturing December 31, 2027. The bonds have interest and principal payments, payable monthly in arrears.	34,760	35,997
Chuteford Hydro Facility: Senior Debt: $2,587 bonds bearing an interest rate of 11.55%, maturing April 1, 2020. The bond has principal and interest payments, payable monthly in arrears.	2,587	3,022
Distribution Group
U.S.$200,000 revolving credit facility, interest rate is equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.25%, maturing September 30, 2018.	—	23,898
Liberty Utilities Co.:
Senior Unsecured Notes:
U.S.$ 50,000, bearing an interest rate of 3.51%, maturing July 31, 2017;
U.S.$ 25,000, bearing an interest rate of 3.23%, maturing July 31, 2020;
U.S.$115,000, bearing an interest rate of 4.49%, maturing August 1, 2022;
U.S.$ 15,000, bearing an interest rate of 4.14%, maturing March 13, 2023;
U.S.$ 75,000, bearing an interest rate of 3.86%, maturing July 31, 2023;
U.S.$ 60,000, bearing an interest rate of 4.89%, maturing July 30, 2027;
U.S.$ 25,000, bearing an interest rate of 4.26%, maturing July 31, 2028; U.S.$ 90,000, bearing an interest rate of 4.13%, maturing April 30, 2045; U.S.$ 70,000, bearing an interest rate of 4.13%, maturing July 15, 2045.
The notes have interest only payments, payable semi-annually.
	721,581	419,876

	2015	2014
Calpeco Electric System: Senior Unsecured Notes: U.S.$45,000 bearing an interest rate of 5.19%, maturing December 29, 2020; U.S.$25,000 bearing an interest rate of 5.59%, maturing December 29, 2025. The notes have interest only payments, payable semi-annually in arrears.	96,015	80,368
Liberty Water Co: Senior Unsecured Notes: U.S.$50,000 bearing an interest rate of 5.60% $5,000 matures annually beginning June 20, 2016; $25,000 maturing December 22, 2020. The note bears interest payments semi-annually in arrears.	68,488	57,301
New England Gas System: First Mortgage Bonds: U.S.$6,500, bearing an interest rate of 9.44%, maturing February 15, 2020; U.S.$7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; U.S.$6,000, bearing an interest rate of 7.24%, maturing December 15, 2027. The notes have interest only payments, payable semi-annually in arrears.	32,130	27,288
Granite State Electric System: Senior Unsecured Notes: U.S.$5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S.$5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; U.S.$5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes have interest only payments, payable semi-annually.	20,730	17,373
LPSCo Water System: 1999 and 2001 IDA bonds bearing interest rates of 5.85% and 6.71%. This facility was repaid in October 2015.	—	12,441
Bella Vista Water System: U.S.$877 Water Infrastructure Financing Authority of Arizona loans bearing interest rates of 6.26% and 6.10%, and maturing March 1, 2020 and December 1, 2017, respectively. The loans have principal and interest payments, payable monthly and quarterly in arrears.	1,213	1,149
	$1,486,795	$1,271,719
Less: current portion	(8,945)	(9,130)
	$1,477,850	$1,262,589

Principal Payments
Principal payments due in the next five years and thereafter are as follows:

	2016	2017	2018	2019	2020	Thereafter	Total
Generation Group	$1,816	$2,045	$137,272	$30,152	$2,641	$375,415	$549,341
Distribution Group	7,129	76,358	7,135	7,149	147,640	701,371	946,782
Total	$8,945	$78,403	$144,407	$37,301	$150,281	$1,076,786	$1,496,123